TCW INVESTMENT MANAGEMENT COMPANY LLC

515 SOUTH FLOWER STREET

LOS ANGELES, CALIFORNIA 90071

(213) 244-0533

PETER DAVIDSON, ESQ.

VICE PRESIDENT & SECRETARY

March 3, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:    TCW Funds, Inc. (the “Registrant”)

(File Nos. 033-52272 and 811-07170)

Post-Effective Amendment No. 122 to the Registration Statement on Form N-1A

(the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the Commission on February 27, 2026 (Accession No. 0001193125-26-081516).

Should you have any questions regarding this filing, please contact the undersigned at (213) 244-0533.

Sincerely,

/s/ Peter Davidson
Peter Davidson
Vice President & Secretary